CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

For purposes of the consolidated statement of cash flow and the consolidated statement of financial position, the following assets are considered as cash and cash equivalents:

	December 31, 2021	December 31, 2020
In millions of COP
Cash and balances at central bank
Cash	7,994,899	7,210,250
Due from central banks(1)	9,817,664	7,871,879
Due from other private financial entities	5,092,792	4,867,472
Checks on hold	136,050	109,736
Remittances of domestic negotiated checks in transit	106,271	125,737
Total cash and due from banks	23,147,676	20,185,074
Money market transactions
Interbank borrowings	1,388,411	3,193,915
Reverse repurchase agreements and other similar secured loans	793,759	322,160
Total money market transactions	2,182,170	3,516,075
Total cash and cash equivalents	25,329,846	23,701,149

(1)    According to External Resolution Number 9 of 2020, that modifies External Resolution Number 5 of 2008 issued by the Colombian Central Bank, the Parent Company must maintain the equivalent of 3.50% of its customer’s deposits with a maturity of less than 18 months as a legal banking reserve, represented in deposits at the Central Bank or as cash in hand. In addition, according to Resolution Number 177 of 2002 issued by the Guatemala Monetary Board, Grupo Agromercantil Holding through its subsidiary Banco Agromercantil de Guatemala must maintain the equivalent of 14.60% of its customer’s deposits daily balances as a legal banking reserve, represented in unrestricted deposits at the Bank of Guatemala. Additionally, according to the norm of the banks Number 3-06 of 2000 issued by the Financial System Superintendency of El Salvador, Banco Agrícola must mantain an equivalent amount of its deposits and debt securities in issue average daily balances as a liquidity reserve between 1.00% and 18.00% during 2021, and during 2020 the range of the amount equivalent was between 1.00% and 15.00%, represented in unrestricted deposits or debt securities issued by El Salvador Central Bank. Finally, in accordance with the Agreement 004 of 2008 issued by the Superintendency of Banks of Panama, all Panamanian banks must maintain a minimum legal liquidity rate established at 30.00%.